INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

NOTE 4          -        INVENTORIES

A.      Composition:

	As of December 31,
	2 0 1 5	2014

Raw materials	$6,649	$3,148
Work in process	12,932	7,656
Finished goods	8,102	5,303
	$27,683	$16,107

B.     In the years ended December 31, 2015, 2014 and 2013, the Company wrote-off inventories in a total amount of $2,551, $1,554 and $1,824, respectively.